Related Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Parties [Line Items]
Loans		$ 850,000
Interest rate		8.00%
Remaining loans amount		$ 550,000
Quleduo [Member]
Related Parties [Line Items]
Loans	$ 767,100	866,000
Loan principal amount	756,100	850,000
Interest receivable	11,000	16,000
Loans payable		$ 300,000
Repayments of debt	111,900
Quleduo [Member] | Related Party [Member]
Related Parties [Line Items]
Recognized interest income	$ 29,000